NOTES PAYABLE, RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Payable Related Parties
NOTES PAYABLE, RELATED PARTIES

NOTE J – NOTES PAYABLE, RELATED PARTIES

As of June 30, 2022 and December 31, 2021, the Company had an aggregate total of $0 and $199,415, respectively, in related party notes payable. These notes bear simple interest at rates ranging from 10% to 18% per annum, with default simple interest at rates ranging from 10% to 24% per annum. Accrued interest on related party notes payable totaled $447,581 and $426,110 at June 30, 2022 and December 31, 2021, respectively.

NOTE J – NOTES PAYABLE, RELATED PARTIES

As of December 31, 2021 and 2020, the Company had an aggregate total of $199,415 and $157,854, respectively, in related party notes payable. These notes bear simple interest at rates ranging from 10% to 18% per annum, with default simple interest at rates ranging from 10% to 24% per annum. Accrued interest on related party notes payable totaled $426,110 and $390,342 at December 31, 2021 and 2020, respectively.